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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

          Goldman Sachs Trust
          71 South Wacker Dr., Suite 500
          Chicago, IL  60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                 Goldman Sachs Short Duration Government Fund
                 Goldman Sachs Ultra-Short Duration Government Fund Goldman Sachs Global Income Fund
                 Goldman Sachs Short Duration Tax-Free Fund
                 Goldman Sachs Government Income Fund
                 Goldman Sachs Municipal Income Fund
                 Goldman Sachs Core Fixed Income Fund
                 Goldman Sachs High Yield Fund
                 Goldman Sachs High Yield Municipal Fund
                 Goldman Sachs Enhanced Income Fund
                 Goldman Sachs Emerging Markets Debt Fund
                 Goldman Sachs Investment Grade Credit Fund
                 Goldman Sachs U.S. Mortgages Fund
                 Goldman Sachs Core Plus Fixed Income Fund
                 Goldman Sachs Local Emerging Markets Debt Fund Goldman Sachs Inflation Protected Securities Fund Goldman Sachs Strategic Income Fund
                 Goldman Sachs High Yield Floating Rate Fund

3.       Investment Company Act File Number:  811-5349

         Securities Act File Number:  33-17619

4(a)     Last day of fiscal year for which this Form is filed:
         March 31, 2011.

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                           $  15,133,516,377
                                                              -----------------
         (ii)     Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:                                $  15,039,688,475
                                                              -----------------


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         (iii)Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce registration
              fees payable to the Commission:                 $  75,499,127,808
                                                              -----------------

         (iv) Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                   $  90,538,816,283
                                                              -----------------

         (v)  Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                $  0
                                                              -----------------


         (vi) Redemption  credits  available
              for use in future years - if Item
              5(i) is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]                     $ (75,405,299,906)
                                                             ------------------
         (vii) Multiplier for determining
               registration fee:                                    x 0.0001161
                                                              -----------------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is due):                = $  0
                                                               ----------------

6.       Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                               $  0
                                                               ----------------

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8.       Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:
                                                             = $  0
                                                               ----------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [ ] Wire Transfer
         [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Peter W.Fortner
                                             --------------------------------
                                             Peter W. Fortner, Asst. Treasurer

Date:  June 28, 2011

*Please print the name and title of the signing officer below the signature.